[SHIP]
                             THE VANGUARD GROUP LOGO
                       VANGUARD(R) U.S. STOCK INDEX FUNDS
                          SUPPLEMENT TO THE PROSPECTUS

NEW TARGET INDEX FOR VANGUARD TOTAL STOCK MARKET INDEX FUND

The board of trustees of Vanguard(R) Total Stock Market Index Fund has approved the adoption of the Morgan Stanley Capital International(R) (MSCI(R)) US Broad Market Index as the new target index for the Fund. The board believes that the new index uses a construction methodology that is superior to the methodology used by the current index.
         The Fund is expected to implement the index change sometime between March 31 and December 31, 2005. Investors will not be told precisely when the transition will begin and end, in order to protect the Fund from harmful "front running" by sophisticated traders. The new index, like the current one, measures the performance of the overall stock market, so the investment objective and risks described in the Fund's current prospectuses will not change. That said, the new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the current index over any period of time.
         Transition to the new index will require adjustments to the Fund's portfolio holdings, which will temporarily increase the Fund's transaction costs and turnover rate. The transition also may cause the Fund to realize taxable capital gains, although the board expects that gains realized, if any, will be small, and are likely to be offset by carryforward tax losses.
         Additional information about the new index is available on Vanguard.com(R).







Vanguard, The Vanguard Group, Vanguard.com, and the ship logo are trademarks of The Vanguard Group, Inc. The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.


(C)2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                         PS85 022005

                                     [SHIP]
                             THE VANGUARD GROUP LOGO
                       VANGUARD(R) U.S. STOCK INDEX FUNDS
                          SUPPLEMENT TO THE PROSPECTUS

NEW TARGET INDEXES FOR VANGUARD TOTAL STOCK MARKET AND INSTITUTIONAL TOTAL STOCK MARKET INDEX FUNDS

The boards of trustees of Vanguard(R) Total Stock Market Index Fund and Vanguard(R) Institutional Total Stock Market Index Fund have approved the adoption of the Morgan Stanley Capital International(R) (MSCI(R)) US Broad Market Index as the new target index for the Funds. The boards believe that the new index uses a construction methodology that is superior to the methodology used by the current index.
         The Funds are expected to implement the index change sometime between March 31 and December 31, 2005. Investors will not be told precisely when the transitions will begin and end, in order to protect the Funds from harmful "front running" by sophisticated traders. The new index, like the current one, measures the performance of the overall stock market, so the investment objective and risks described in the Funds' current prospectuses will not change. That said, the new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the current index over any period of time.
         Transition to the new index will require adjustments to each Fund's portfolio holdings, which will temporarily increase the Fund's transaction costs and turnover rate. The transition also may cause the Fund to realize taxable capital gains, although the boards expect that gains realized, if any, will be small, and are likely to be offset by carryforward tax losses.
         Additional information about the new index is available on Vanguard.com(R).






Vanguard, The Vanguard Group, Vanguard.com, and the ship logo are trademarks of The Vanguard Group, Inc. The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.


(C)2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS854 022005